UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21435

General Electric RSP Income Fund

(Exact name of registrant as specified in charter)

1600 Summer Street, Stamford, Connecticut 06905

(Address of principal executive offices) (Zip code)

Joshua A. Weinberg, Esq.

Managing Director and Managing Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: December 31

Date of reporting period: July 1, 2017– June 30, 2018

Item 1. Proxy Voting Record

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ICA File Number: 811-21435

Reporting Period: 07/01/2017 - 06/30/2018

General Electric RSP Income Fund

GE RSP Income Fund

The GE RSP Income Fund did not hold any votable positions during the reporting period and therefore there is no proxy voting record.

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	GENERAL ELECTRIC RSP INCOME FUND

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President

Date:	August 30, 2018